Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Segment reporting
Summary of operating segments

	Cannabis	Non-Cannabis	Total
For the year ended December 31, 2021 (As Restated):
Revenues	$1,193,673	$2,317	$1,195,990
Gross profit	675,629	2,317	677,946
Income (loss) from operations	249,253	(83,262)	165,991
Net income (loss)	$4,276	$(123,049)	$(118,773)

	Cannabis	Non-Cannabis	Total
For the year ended December 31, 2020 (As Restated):
Revenues	$586,219	$40,418	$626,637
Gross profit	350,095	40,418	390,513
Income (loss) from operations	130,949	(58,512)	72,437
Net income (loss)	$28,146	$(84,900)	$(56,754)

	Cannabis	Non-Cannabis	Held for sale	Total
As of December 31, 2021:
Total assets	$2,998,682	$173,570	$80,583	$3,252,835
Total liabilities	$866,276	$569,240	$18,472	$1,453,988

	Cannabis	Non-Cannabis	Held for sale	Total
As of December 31, 2020 (As Restated):
Total assets	$2,093,338	$213,663	$58,504	$2,365,505
Total liabilities	$647,136	$330,400	$7,181	$984,717